Related Party Transactions - Disclosure of Transactions with Associates (Details) - Total for all associates - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Power sales	$ 98	$ 58
Purchased power	$ 2	$ 4